Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Purchase price allocations Sequence and Front Door Insights

The allocation of the purchase price to the assets acquired based upon fair value determinations was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

The purchase price consisted of the following:

Cash	$300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	$707,750

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,574,325
Total assets acquired	2,662,292
Liabilities assumed	(162,886)
Net assets acquired	$2,499,406

The purchase price consists of the following:

Cash	$100,000
Promissory note, net	1,365,096
Common stock	1,034,310
Total purchase price	$2,499,406

Estimated Useful Lives of Acquired Intangibles

The estimated useful lives of the acquired intangibles are as follows:

	Useful Lives (Years)
	Txtstation	Mobivity	Boomtext

Customer contracts	5	n/a	n/a
Customer relationships	n/a	2	2
Trade name	1	5	1
Technology / IP	5	5	1
Non-compete	1.5	2	2
Goodwill	n/a	n/a	n/a

Pro Forma Information
Mobivity Holdings Corp.
Consolidated Statements of Operations
(Unaudited)
			Pro forma		Pro forma
	Mobivity	FDI	adjustments		combined
Revenues
Revenues	$2,113,603	$162,280	$-		$2,275,883
Cost of revenues	596,012	54,371	-		650,383
Gross margin	1,517,591	107,909	-		1,625,500

Operating expenses
General and administrative	1,320,323	71,720	-		1,392,043
Sales and marketing	1,798,341	4,888	229,258	(b)	2,032,487
Engineering, research, and development	251,239	87,994	-		339,233
Depreciation and amortization	92,129	-	68,469	(c)	160,598
Total operating expenses	3,462,032	164,602	297,727		3,924,361

Loss from operations	(1,944,441)	(56,693)	(297,727)		(2,298,861)

Other income/(expense)
Interest income	21	-	-		21
Interest expense	(6,346,553)	(6,785)	-		(6,353,338)
Change in fair value of derivative liabilities	(3,813,598)	-	-		(3,813,598)
Gain (loss) on adjustment in contingent consideration	(193,465)	-	-		(193,465)
Total other income/(expense)	(10,353,595)	(6,785)	-		(10,360,380)

Loss before income taxes	(12,298,036)	(63,478)	(297,727)		(12,659,241)

Income tax expense	-	-	-		-

Net loss	$(12,298,036)	$(63,478)	$(297,727)		$(12,659,241)

Net loss per share - basic and diluted	$(0.42)				$(0.37)

Weighted average number of shares
during the period - basic and diluted	29,224,981				34,630,537

Pro Forma Results of Operations for the Year ended December 31, 2012

	Mobivity	FDI	Pro forma adjustments		Pro forma combined
Revenues
Revenues	$4,079,745	$347,797	$-		$4,427,542
Cost of revenues	1,300,325	183,819	-		1,484,144
Gross margin	2,779,420	163,978	-		2,943,398

Operating expenses
General and administrative	2,984,531	155,568	-		3,140,099
Sales and marketing	1,562,520	45,292	1,541,050	(b)	3,148,862
Engineering, research, and development	562,459	199,953	-		762,412
Depreciation and amortization	549,151	-	178,509	(c)	727,660
Goodwill impairment	742,446	-	-		742,446
Intangible asset impairment	145,396	-	-		145,396
Total operating expenses	6,546,503	400,813	1,719,559		8,666,875

Loss from operations	(3,767,083)	(236,835)	(1,719,559)		(5,723,477)

Other income/(expense)
Interest income	2,833	-	-		2,833
Interest expense	(4,559,564)	(4,105)	(234,115)	(a)	(4,797,784)
Change in fair value of derivative liabilities	359,530	-	-		359,530
Gain on adjustment in contingent consideration	625,357	-	-		625,357
Total other income/(expense)	(3,571,844)	(4,105)	(234,115)		(3,810,064)

Loss before income taxes	(7,338,927)	(240,940)	(1,953,674)		(9,533,541)

Income tax expense	-	-	-		-

Net loss	$(7,338,927)	$(240,940)	$(1,953,674)		$(9,533,541)

Net loss per share - basic and diluted	$(0.32)				$(0.32)

Weighted average number of shares
during the period - basic and diluted	23,069,669				30,069,669

The unaudited pro forma condensed results of operations has been prepared for comparative purposes only and does not purport to be indicative of the actual operating results that would have been recorded had the acquisitions actually taken place on January 1, 2011 or 2010, and should not be taken as indicative of future consolidated operating results.

	Years ended December 31,
	2011	2010
Pro forma revenue	$3,678,963	$3,294,422
Pro forma net loss	$(16,688,474)	$(2,476,229)

TxtstationAcquisition [Member]
Allocation of the purchase price to assets and liabilities

Actual results of operations of Txtstation are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Current assets	$10,184
Equipment	31,230
Customer contracts	1,026,000
Trade name	36,000
Technology / IP	182,000
Non-compete	1,000
Goodwill	6,373,730
Assumed liabilities - deferred revenue	(20,000)
Total purchase price	$7,640,144

The consideration given consisted of the following:

Cash	$26,184
Present value of scheduled cash payments	241,960
Common stock	7,372,000
Total purchase price	$7,640,144

MobivityAcquisition [Member]
Allocation of the purchase price to assets and liabilities

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Customer relationships	$814,000
Trade name	65,000
Technology / IP	217,000
Non-compete	5,000
Goodwill	2,690,033
Total purchase price	$3,791,033

The consideration given consisted of the following:

Cash	$64,969
Subordinated secured note payable	606,064
Common stock	3,120,000
Total purchase price	$3,791,033

BoomTextAcquisition [Member]
Allocation of the purchase price to assets and liabilities

Actual results of the operations acquired are included in the Company’s consolidated financial statements from the date of acquisition. The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Prepaid assets	$3,000
Customer relationships	592,000
Trade name	39,000
Technology / IP	59,000
Non-compete	10,000
Goodwill	4,373,477
Total purchase price	$5,076,477

The consideration given consisted of the following:

Cash	$120,514
Secured subordinated promissory note	175,000
Unsecured subordinated promissory note	182,460
Common stock	826,069
Earn-out payable	3,657,585
Liabilities assumed	114,849
Total purchase price	$5,076,477